Goodwill And Intangible Assets (Goodwill By Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Balance, beginning of period	$ 395.5	$ 164.1
Goodwill, gross at January 1, 2011			367.4
Accumulated impairment losses			(203.3)
Acquisitions of businesses	10.6	230.9
Currency translation and other adjustments	(0.6)	0.5
Balance, end of period	405.5	395.5
Global Specialty Engineered Materials
Goodwill [Roll Forward]
Balance, beginning of period	89.2	82.6
Goodwill, gross at January 1, 2011			94.8
Accumulated impairment losses			(12.2)
Acquisitions of businesses	10.0	6.3
Currency translation and other adjustments	(0.6)	0.3
Balance, end of period	98.6	89.2
Global Color, Additives and Inks
Goodwill [Roll Forward]
Balance, beginning of period	297.3	72.5
Goodwill, gross at January 1, 2011			88.6
Accumulated impairment losses			(16.1)
Acquisitions of businesses	0.6	224.6
Currency translation and other adjustments	0	0.2
Balance, end of period	297.9	297.3
Performance Products and Solutions
Goodwill [Roll Forward]
Balance, beginning of period	7.4	7.4
Goodwill, gross at January 1, 2011			182.4
Accumulated impairment losses			(175.0)
Acquisitions of businesses	0	0
Currency translation and other adjustments	0	0
Balance, end of period	7.4	7.4
PolyOne Distribution
Goodwill [Roll Forward]
Balance, beginning of period	1.6	1.6
Goodwill, gross at January 1, 2011			1.6
Accumulated impairment losses			0
Acquisitions of businesses	0	0
Currency translation and other adjustments	0	0
Balance, end of period	$ 1.6	$ 1.6